Related Parties Disclosure - Schedule of Subsidiary/Parent Ownership Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
WISeKey IoT Japan KK
Related Party Transaction [Line Items]
Country of incorporation	Japan
Year of incorporation	2017
Share capital	$ 1,000,000
% ownership	100.00%	100.00%
Nature of business	Sales & distribution
WISeKey IoT Taiwan
Related Party Transaction [Line Items]
Country of incorporation	Taiwan
Year of incorporation	2017
Share capital	$ 100,000
% ownership	100.00%	100.00%
Nature of business	Sales & distribution